UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03407

Fidelity Boylston Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2013

Item 1. Reports to Stockholders

Strategic Advisers® Multi-Manager Target Date Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Semiannual Report

September 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Strategic Advisers Multi-Manager Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Strategic Advisers Multi-Manager Income Fund	.07%
Actual		$ 1,000.00	$ 1,004.80	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.72	$ .36
Strategic Advisers Multi-Manager 2005 Fund	.06%
Actual		$ 1,000.00	$ 1,015.90	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30
Strategic Advisers Multi-Manager 2010 Fund	.06%
Actual		$ 1,000.00	$ 1,024.30	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30
Strategic Advisers Multi-Manager 2015 Fund	.10%
Actual		$ 1,000.00	$ 1,025.40	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51
Strategic Advisers Multi-Manager 2020 Fund	.10%
Actual		$ 1,000.00	$ 1,028.30	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51
Strategic Advisers Multi-Manager 2025 Fund	.10%
Actual		$ 1,000.00	$ 1,040.30	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51
Strategic Advisers Multi-Manager 2030 Fund	.10%
Actual		$ 1,000.00	$ 1,044.30	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51
Strategic Advisers Multi-Manager 2035 Fund	.10%
Actual		$ 1,000.00	$ 1,055.10	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51
	Annualized Expense Ratio B	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Strategic Advisers Multi-Manager 2040 Fund	.10%
Actual		$ 1,000.00	$ 1,056.10	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51
Strategic Advisers Multi-Manager 2045 Fund	.10%
Actual		$ 1,000.00	$ 1,058.40	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51
Strategic Advisers Multi-Manager 2050 Fund	.10%
Actual		$ 1,000.00	$ 1,058.50	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51
Strategic Advisers Multi-Manager 2055 Fund	.10%
Actual		$ 1,000.00	$ 1,062.60	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying funds in which the Funds invest are not included in the Funds' annualized expense ratio.

Semiannual Report

Strategic Advisers Multi-Manager Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.0	2.0
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	3.9	3.9
Strategic Advisers Growth Multi-Manager Fund Class F	3.3	3.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.1	2.0
Strategic Advisers Value Multi-Manager Fund Class F	3.8	3.9
	13.1	13.1
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	4.3	4.2
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	1.3	1.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.2
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
Strategic Advisers Income Opportunities Fund of Funds Class F	4.8	4.7
	6.8	6.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	11.2	11.8
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	21.6	21.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	21.8	21.7
Fidelity Short-Term Bond Fund Class F	17.9	17.8
	39.7	39.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	2.0%
Domestic Equity Funds	13.1%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	11.2%
Investment Grade Bond Funds	21.6%
Short-Term Funds	39.7%

Six months ago
Commodity Funds	2.0%
Domestic Equity Funds	13.1%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	11.8%
Investment Grade Bond Funds	21.3%
Short-Term Funds	39.5%

Semiannual Report

Strategic Advisers Multi-Manager Income Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	357	$ 2,876
Domestic Equity Funds - 13.1%
Strategic Advisers Core Multi-Manager Fund Class F (c)	440	5,668
Strategic Advisers Growth Multi-Manager Fund Class F (c)	366	4,860
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	214	2,980
Strategic Advisers Value Multi-Manager Fund Class F (c)	419	5,601
TOTAL DOMESTIC EQUITY FUNDS		19,109
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,357)		21,985
International Equity Funds - 5.6%

Developed International Equity Funds - 4.3%
Strategic Advisers International Multi-Manager Fund Class F (c)	514	6,365
Emerging Markets Equity Funds - 1.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	184	1,867
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,621)		8,232
Bond Funds - 39.6%

High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund Class F (c)	74	747
Fidelity Series Floating Rate High Income Fund Class F (c)	157	1,662

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	48	$ 531
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	669	6,992
TOTAL HIGH YIELD BOND FUNDS		9,932
Inflation-Protected Bond Funds - 11.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,506	16,358
Investment Grade Bond Funds - 21.6%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	3,241	31,532
TOTAL BOND FUNDS (Cost $59,671)		57,822
Short-Term Funds - 39.7%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	31,783	31,783
Fidelity Short-Term Bond Fund Class F (c)	3,044	26,088
TOTAL SHORT-TERM FUNDS (Cost $57,902)		57,871
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $145,551)		145,910
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6)
NET ASSETS - 100%		$ 145,904
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 22,105	$ 9,791	$ 113	$ 14	$ 31,783
Fidelity Series Commodity Strategy Fund Class F	1,998	1,045	6	-	2,876
Fidelity Series Emerging Markets Debt Fund Class F	537	252	1	16	747
Fidelity Series Floating Rate High Income Fund Class F	1,173	527	30	29	1,662
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,969	4,964	31	-	16,358
Fidelity Series Real Estate Income Fund Class F	379	179	1	14	531
Fidelity Short-Term Bond Fund Class F	18,128	8,069	57	88	26,088
Strategic Advisers Core Income Multi-Manager Fund Class F	21,684	10,638	61	295	31,532
Strategic Advisers Core Multi-Manager Fund Class F	4,006	1,856	321	15	5,668
Strategic Advisers Emerging Markets Fund of Funds Class F	1,310	584	4	-	1,867
Strategic Advisers Growth Multi-Manager Fund Class F	3,325	1,453	256	5	4,860
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Strategic Advisers Income Opportunities Fund of Funds Class F	$ 4,807	$ 2,304	$ 14	$ 162	$ 6,992
Strategic Advisers International Multi-Manager Fund Class F	4,260	1,804	189	1	6,365
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2,033	868	133	-	2,980
Strategic Advisers Value Multi-Manager Fund Class F	4,016	1,757	360	19	5,601
Total	$ 101,730	$ 46,091	$ 1,577	$ 658	$ 145,910
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $145,551) - See accompanying schedule	$ 145,910

Liabilities
Transfer agent fees payable	6

Net Assets	$ 145,904
Net Assets consist of:
Paid in capital	$ 144,868
Undistributed net investment income	159
Accumulated undistributed net realized gain (loss) on investments	518
Net unrealized appreciation (depreciation) on investments	359
Net Assets, for 14,472 shares outstanding	$ 145,904
Net Asset Value, offering price and redemption price per share ($145,904 ÷ 14,472 shares)	$ 10.08

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 658

Expenses
Transfer agent fees		37
Net investment income (loss)		621
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	$ 53
Capital gain distributions from underlying funds	475
Total net realized gain (loss)		528
Change in net unrealized appreciation (depreciation) on underlying funds		(388)
Net gain (loss)		140
Net increase (decrease) in net assets resulting from operations		$ 761

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 621	$ 427
Net realized gain (loss)	528	543
Change in net unrealized appreciation (depreciation)	(388)	747
Net increase (decrease) in net assets resulting from operations	761	1,717
Distributions to shareholders from net investment income	(579)	(310)
Distributions to shareholders from net realized gain	(553)	-
Total distributions	(1,132)	(310)
Share transactions Proceeds from sales of shares	43,676	100,000
Reinvestment of distributions	1,132	310
Cost of shares redeemed	(250)	-
Net increase (decrease) in net assets resulting from share transactions	44,558	100,310
Total increase (decrease) in net assets	44,187	101,717
Net Assets
Beginning of period	101,717	-
End of period (including undistributed net investment income of $159 and undistributed net investment income of $117, respectively)	$ 145,904	$ 101,717
Other Information Shares
Sold	4,354	10,000
Issued in reinvestment of distributions	112	31
Redeemed	(25)	-
Net increase (decrease)	4,441	10,031

Financial Highlights

	Six months ended September 30, 2013	Year ended March 31,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.04
Net realized and unrealized gain (loss)	- H	.13
Total from investment operations	.05	.17
Distributions from net investment income	(.05)	(.03)
Distributions from net realized gain	(.06)	-
Total distributions	(.11)	(.03)
Net asset value, end of period	$ 10.08	$ 10.14
Total Return B,C	.48%	1.71%
Ratios to Average Net Assets E,G
Expenses before reductions	.07% A	.15% A
Expenses net of fee waivers, if any	.07% A	.06% A
Expenses net of all reductions	.07% A	.06% A
Net investment income (loss)	1.10% A	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146	$ 102
Portfolio turnover rate E	3% A	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	3.6	3.8
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	6.3	6.7
Strategic Advisers Growth Multi-Manager Fund Class F	5.4	5.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	3.4	3.4
Strategic Advisers Value Multi-Manager Fund Class F	6.3	6.8
	21.4	22.5
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	7.3	7.3
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	2.2	2.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	4.6	4.6
	6.8	6.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.9	9.4
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	17.9	17.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	17.5	16.5
Fidelity Short-Term Bond Fund Class F	14.4	13.6
	31.9	30.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	3.6%
Domestic Equity Funds	21.4%
Developed International Equity Funds	7.3%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	8.9%
Investment Grade Bond Funds	17.9%
Short-Term Funds	31.9%

Six months ago
Commodity Funds	3.8%
Domestic Equity Funds	22.5%
Developed International Equity Funds	7.3%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	9.4%
Investment Grade Bond Funds	17.8%
Short-Term Funds	30.1%

Semiannual Report

Strategic Advisers Multi-Manager 2005 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.0%
	Shares	Value
Commodity Funds - 3.6%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	468	$ 3,766
Domestic Equity Funds - 21.4%
Strategic Advisers Core Multi-Manager Fund Class F (c)	515	6,629
Strategic Advisers Growth Multi-Manager Fund Class F (c)	428	5,685
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	252	3,502
Strategic Advisers Value Multi-Manager Fund Class F (c)	489	6,549
TOTAL DOMESTIC EQUITY FUNDS		22,365
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,645)		26,131
International Equity Funds - 9.5%

Developed International Equity Funds - 7.3%
Strategic Advisers International Multi-Manager Fund Class F (c)	617	7,635
Emerging Markets Equity Funds - 2.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	220	2,228
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,955)		9,863
Bond Funds - 33.6%

High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund Class F (c)	64	646
Fidelity Series Floating Rate High Income Fund Class F (c)	112	1,180

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	43	$ 468
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	459	4,798
TOTAL HIGH YIELD BOND FUNDS		7,092
Inflation-Protected Bond Funds - 8.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	854	9,274
Investment Grade Bond Funds - 17.9%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	1,917	18,648
TOTAL BOND FUNDS (Cost $36,627)		35,014
Short-Term Funds - 31.9%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	18,301	18,301
Fidelity Short-Term Bond Fund Class F (c)	1,750	14,996
TOTAL SHORT-TERM FUNDS (Cost $33,331)		33,297
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $102,558)		104,305
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5)
NET ASSETS - 100%		$ 104,300
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 16,995	$ 1,356	$ 50	$ 10	$ 18,301
Fidelity Series Commodity Strategy Fund Class F	3,876	209	10	-	3,766
Fidelity Series Emerging Markets Debt Fund Class F	676	19	2	18	646
Fidelity Series Floating Rate High Income Fund Class F	1,173	29	17	26	1,180
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,604	145	25	-	9,274
Fidelity Series Real Estate Income Fund Class F	495	23	22	14	468
Fidelity Short-Term Bond Fund Class F	13,932	1,155	41	63	14,996
Strategic Advisers Core Income Multi-Manager Fund Class F	18,332	1,045	51	227	18,648
Strategic Advisers Core Multi-Manager Fund Class F	6,928	358	864	25	6,629
Strategic Advisers Emerging Markets Fund of Funds Class F	2,277	23	6	2	2,228
Strategic Advisers Growth Multi-Manager Fund Class F	5,753	142	723	9	5,685
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Strategic Advisers Income Opportunities Fund of Funds Class F	$ 4,755	$ 155	$ 14	$ 140	$ 4,798
Strategic Advisers International Multi-Manager Fund Class F	7,449	37	587	2	7,635
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	3,501	81	388	-	3,502
Strategic Advisers Value Multi-Manager Fund Class F	6,933	193	915	32	6,549
Total	$ 102,679	$ 4,970	$ 3,715	$ 568	$ 104,305
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $102,558) - See accompanying schedule	$ 104,305

Liabilities
Transfer agent fees payable	5

Net Assets	$ 104,300
Net Assets consist of:
Paid in capital	$ 101,029
Undistributed net investment income	535
Accumulated undistributed net realized gain (loss) on investments	989
Net unrealized appreciation (depreciation) on investments	1,747
Net Assets, for 10,099 shares outstanding	$ 104,300
Net Asset Value, offering price and redemption price per share ($104,300 ÷ 10,099 shares)	$ 10.33

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 568

Expenses
Transfer agent fees		32
Net investment income (loss)		536
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	$ 269
Capital gain distributions from underlying funds	731
Total net realized gain (loss)		1,000
Change in net unrealized appreciation (depreciation) on underlying funds		100
Net gain (loss)		1,100
Net increase (decrease) in net assets resulting from operations		$ 1,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 536	$ 460
Net realized gain (loss)	1,000	560
Change in net unrealized appreciation (depreciation)	100	1,647
Net increase (decrease) in net assets resulting from operations	1,636	2,667
Distributions to shareholders from net investment income	(461)	-
Distributions to shareholders from net realized gain	(571)	-
Total distributions	(1,032)	-
Share transactions Proceeds from sales of shares	250	100,000
Reinvestment of distributions	1,032	-
Cost of shares redeemed	(253)	-
Net increase (decrease) in net assets resulting from share transactions	1,029	100,000
Total increase (decrease) in net assets	1,633	102,667
Net Assets
Beginning of period	102,667	-
End of period (including undistributed net investment income of $535 and undistributed net investment income of $460, respectively)	$ 104,300	$ 102,667
Other Information Shares
Sold	24	10,000
Issued in reinvestment of distributions	100	-
Redeemed	(25)	-
Net increase (decrease)	99	10,000

Financial Highlights

	Six months ended September 30, 2013	Year ended March 31,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.05
Net realized and unrealized gain (loss)	.11	.22
Total from investment operations	.16	.27
Distributions from net investment income	(.05)	-
Distributions from net realized gain	(.06)	-
Total distributions	(.10) H	-
Net asset value, end of period	$ 10.33	$ 10.27
Total Return B,C	1.59%	2.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.06% A	.15% A
Expenses net of fee waivers, if any	.06% A	.06% A
Expenses net of all reductions	.06% A	.06% A
Net investment income (loss)	1.04% A	1.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 103
Portfolio turnover rate E	7% A	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.10 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.057 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.1	5.1
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	9.0	9.2
Strategic Advisers Growth Multi-Manager Fund Class F	7.7	7.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.7	4.7
Strategic Advisers Value Multi-Manager Fund Class F	8.8	9.2
	30.2	30.8
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	10.3	9.8
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	2.9	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	4.6	4.6
	6.9	6.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.7	10.2
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	21.4	21.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	7.4	6.9
Fidelity Short-Term Bond Fund Class F	6.1	5.7
	13.5	12.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.1%
Domestic Equity Funds	30.2%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	21.4%
Short-Term Funds	13.5%

Six months ago
Commodity Funds	5.1%
Domestic Equity Funds	30.8%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	21.6%
Short-Term Funds	12.6%

Semiannual Report

Strategic Advisers Multi-Manager 2010 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.3%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	956	$ 7,696
Domestic Equity Funds - 30.2%
Strategic Advisers Core Multi-Manager Fund Class F (c)	1,055	13,575
Strategic Advisers Growth Multi-Manager Fund Class F (c)	875	11,624
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	512	7,119
Strategic Advisers Value Multi-Manager Fund Class F (c)	1,002	13,412
TOTAL DOMESTIC EQUITY FUNDS		45,730
TOTAL DOMESTIC EQUITY FUNDS (Cost $49,522)		53,426
International Equity Funds - 13.2%

Developed International Equity Funds - 10.3%
Strategic Advisers International Multi-Manager Fund Class F (c)	1,263	15,630
Emerging Markets Equity Funds - 2.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	438	4,434
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,367)		20,064
Bond Funds - 38.0%

High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F (c)	93	943
Fidelity Series Floating Rate High Income Fund Class F (c)	160	1,697

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	68	$ 751
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	666	6,956
TOTAL HIGH YIELD BOND FUNDS		10,347
Inflation-Protected Bond Funds - 9.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,354	14,701
Investment Grade Bond Funds - 21.4%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	3,334	32,441
TOTAL BOND FUNDS (Cost $59,576)		57,489
Short-Term Funds - 13.5%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	11,236	11,236
Fidelity Short-Term Bond Fund Class F (c)	1,074	9,200
TOTAL SHORT-TERM FUNDS (Cost $20,454)		20,436
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $147,919)		151,415
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6)
NET ASSETS - 100%		$ 151,409
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 7,142	$ 4,116	$ 22	$ 5	$ 11,236
Fidelity Series Commodity Strategy Fund Class F	5,338	2,857	15	-	7,696
Fidelity Series Emerging Markets Debt Fund Class F	676	327	2	23	943
Fidelity Series Floating Rate High Income Fund Class F	1,173	543	13	33	1,697
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,536	4,737	29	-	14,701
Fidelity Series Real Estate Income Fund Class F	538	255	1	19	751
Fidelity Short-Term Bond Fund Class F	5,855	3,387	18	34	9,200
Strategic Advisers Core Income Multi-Manager Fund Class F	22,352	11,115	63	341	32,441
Strategic Advisers Core Multi-Manager Fund Class F	9,550	4,675	895	3	13,575
Strategic Advisers Emerging Markets Fund of Funds Class F	3,114	1,371	9	51	4,434
Strategic Advisers Growth Multi-Manager Fund Class F	7,933	3,581	772	18	11,624
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Strategic Advisers Income Opportunities Fund of Funds Class F	$ 4,766	$ 2,316	$ 14	$ 180	$ 6,956
Strategic Advisers International Multi-Manager Fund Class F	10,161	4,352	269	3	15,630
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4,825	2,096	417	-	7,119
Strategic Advisers Value Multi-Manager Fund Class F	9,558	4,344	964	62	13,412
Total	$ 103,517	$ 50,072	$ 3,503	$ 772	$ 151,415
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $147,919) - See accompanying schedule	$ 151,415

Liabilities
Transfer agent fees payable	6

Net Assets	$ 151,409
Net Assets consist of:
Paid in capital	$ 145,693
Undistributed net investment income	734
Accumulated undistributed net realized gain (loss) on investments	1,486
Net unrealized appreciation (depreciation) on investments	3,496
Net Assets, for 14,447 shares outstanding	$ 151,409
Net Asset Value, offering price and redemption price per share ($151,409 ÷ 14,447 shares)	$ 10.48

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 772

Expenses
Transfer agent fees		38
Net investment income (loss)		734
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	$ 144
Capital gain distributions from underlying funds	1,363
Total net realized gain (loss)		1,507
Change in net unrealized appreciation (depreciation) on underlying funds		1,183
Net gain (loss)		2,690
Net increase (decrease) in net assets resulting from operations		$ 3,424

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 734	$ 531
Net realized gain (loss)	1,507	661
Change in net unrealized appreciation (depreciation)	1,183	2,313
Net increase (decrease) in net assets resulting from operations	3,424	3,505
Distributions to shareholders from net investment income	(531)	-
Distributions to shareholders from net realized gain	(682)	-
Total distributions	(1,213)	-
Share transactions Proceeds from sales of shares	44,739	100,000
Reinvestment of distributions	1,213	-
Cost of shares redeemed	(259)	-
Net increase (decrease) in net assets resulting from share transactions	45,693	100,000
Total increase (decrease) in net assets	47,904	103,505
Net Assets
Beginning of period	103,505	-
End of period (including undistributed net investment income of $734 and undistributed net investment income of $531, respectively)	$ 151,409	$ 103,505
Other Information Shares
Sold	4,356	10,000
Issued in reinvestment of distributions	116	-
Redeemed	(25)	-
Net increase (decrease)	4,447	10,000

Financial Highlights

	Six months ended September 30, 2013	Year ended March 31,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.05
Net realized and unrealized gain (loss)	.19	.30
Total from investment operations	.25	.35
Distributions from net investment income	(.05)	-
Distributions from net realized gain	(.07)	-
Total distributions	(.12)	-
Net asset value, end of period	$ 10.48	$ 10.35
Total Return B,C	2.43%	3.50%
Ratios to Average Net Assets E,G
Expenses before reductions	.06% A	.17% A
Expenses net of fee waivers, if any	.06% A	.06% A
Expenses net of all reductions	.06% A	.06% A
Net investment income (loss)	1.12% A	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 151	$ 104
Portfolio turnover rate E	5% A	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.3	5.4
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	9.4	9.6
Strategic Advisers Growth Multi-Manager Fund Class F	8.0	8.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.8	4.8
Strategic Advisers Value Multi-Manager Fund Class F	9.3	9.6
	31.5	32.0
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	10.6	10.2
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.2	3.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series Real Estate Income Fund Class F	0.5	0.6
Strategic Advisers Income Opportunities Fund of Funds Class F	4.6	4.6
	6.9	6.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.9	10.1
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	22.7	22.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.4	5.4
Fidelity Short-Term Bond Fund Class F	4.5	4.4
	9.9	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.3%
Domestic Equity Funds	31.5%
Developed International Equity Funds	10.6%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	22.7%
Short-Term Funds	9.9%

Six months ago
Commodity Funds	5.4%
Domestic Equity Funds	32.0%
Developed International Equity Funds	10.2%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	22.5%
Short-Term Funds	9.8%

Semiannual Report

Strategic Advisers Multi-Manager 2015 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,049	$ 16,496
Domestic Equity Funds - 31.5%
Strategic Advisers Core Multi-Manager Fund Class F (c)	2,262	29,116
Strategic Advisers Growth Multi-Manager Fund Class F (c)	1,866	24,795
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,080	15,018
Strategic Advisers Value Multi-Manager Fund Class F (c)	2,153	28,806
TOTAL DOMESTIC EQUITY FUNDS		97,735
TOTAL DOMESTIC EQUITY FUNDS (Cost $108,809)		114,231
International Equity Funds - 13.8%

Developed International Equity Funds - 10.6%
Strategic Advisers International Multi-Manager Fund Class F (c)	2,652	32,835
Emerging Markets Equity Funds - 3.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	975	9,862
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $40,074)		42,697
Bond Funds - 39.5%

High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F (c)	199	2,017
Fidelity Series Floating Rate High Income Fund Class F (c)	329	3,481

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	154	$ 1,689
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,372	14,334
TOTAL HIGH YIELD BOND FUNDS		21,521
Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,836	30,795
Investment Grade Bond Funds - 22.7%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	7,218	70,231
TOTAL BOND FUNDS (Cost $123,580)		122,547
Short-Term Funds - 9.9%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	16,788	16,788
Fidelity Short-Term Bond Fund Class F (c)	1,608	13,778
TOTAL SHORT-TERM FUNDS (Cost $30,546)		30,566
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $303,009)		310,041
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13)
NET ASSETS - 100%		$ 310,028
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 5,550	$ 11,256	$ 18	$ 5	$ 16,788
Fidelity Series Commodity Strategy Fund Class F	5,577	11,452	18	-	16,496
Fidelity Series Emerging Markets Debt Fund Class F	676	1,388	2	28	2,017
Fidelity Series Floating Rate High Income Fund Class F	1,173	2,318	4	41	3,481
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,416	20,618	33	-	30,795
Fidelity Series Real Estate Income Fund Class F	590	1,149	2	29	1,689
Fidelity Short-Term Bond Fund Class F	4,551	9,228	15	31	13,778
Strategic Advisers Core Income Multi-Manager Fund Class F	23,335	47,271	74	429	70,231
Strategic Advisers Core Multi-Manager Fund Class F	9,954	19,168	681	38	29,116
Strategic Advisers Emerging Markets Fund of Funds Class F	3,234	6,481	10	-	9,862
Strategic Advisers Growth Multi-Manager Fund Class F	8,273	15,734	591	13	24,795
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Strategic Advisers Income Opportunities Fund of Funds Class F	$ 4,755	$ 9,649	$ 15	$ 225	$ 14,334
Strategic Advisers International Multi-Manager Fund Class F	10,566	20,326	143	3	32,835
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5,029	9,442	323	-	15,018
Strategic Advisers Value Multi-Manager Fund Class F	9,970	18,921	792	47	28,806
Total	$ 103,649	$ 204,401	$ 2,721	$ 889	$ 310,041
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $303,009) - See accompanying schedule		$ 310,041
Receivable for fund shares sold		8,131
Receivable from investment adviser for expense reductions		6
Total assets		318,178

Liabilities
Payable for investments purchased	$ 8,131
Transfer agent fees payable	19
Total liabilities		8,150

Net Assets		$ 310,028
Net Assets consist of:
Paid in capital		$ 301,015
Undistributed net investment income		803
Accumulated undistributed net realized gain (loss) on investments		1,178
Net unrealized appreciation (depreciation) on investments		7,032
Net Assets, for 29,513 shares outstanding		$ 310,028
Net Asset Value, offering price and redemption price per share ($310,028 ÷ 29,513 shares)		$ 10.50

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 889

Expenses
Transfer agent fees	$ 86
Total expenses before reductions	86
Expense reductions	(6)	80
Net investment income (loss)		809
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	101
Capital gain distributions from underlying funds	1,089
Total net realized gain (loss)		1,190
Change in net unrealized appreciation (depreciation) on underlying funds		4,611
Net gain (loss)		5,801
Net increase (decrease) in net assets resulting from operations		$ 6,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 809	$ 535
Net realized gain (loss)	1,190	670
Change in net unrealized appreciation (depreciation)	4,611	2,421
Net increase (decrease) in net assets resulting from operations	6,610	3,626
Distributions to shareholders from net investment income	(541)	-
Distributions to shareholders from net realized gain	(682)	-
Total distributions	(1,223)	-
Share transactions Proceeds from sales of shares	200,047	100,000
Reinvestment of distributions	1,223	-
Cost of shares redeemed	(255)	-
Net increase (decrease) in net assets resulting from share transactions	201,015	100,000
Total increase (decrease) in net assets	206,402	103,626
Net Assets
Beginning of period	103,626	-
End of period (including undistributed net investment income of $803 and undistributed net investment income of $535, respectively)	$ 310,028	$ 103,626
Other Information Shares
Sold	19,421	10,000
Issued in reinvestment of distributions	117	-
Redeemed	(25)	-
Net increase (decrease)	19,513	10,000

Financial Highlights

	Six months ended September 30, 2013	Year ended March 31,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.05
Net realized and unrealized gain (loss)	.21	.31
Total from investment operations	.26	.36
Distributions from net investment income	(.05)	-
Distributions from net realized gain	(.07)	-
Total distributions	(.12)	-
Net asset value, end of period	$ 10.50	$ 10.36
Total Return B,C	2.54%	3.60%
Ratios to Average Net Assets E,G
Expenses before reductions	.11% A	.21% A
Expenses net of fee waivers, if any	.10% A	.09% A
Expenses net of all reductions	.10% A	.09% A
Net investment income (loss)	1.01% A	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 310	$ 104
Portfolio turnover rate E	3% A	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.8	5.9
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	10.2	10.5
Strategic Advisers Growth Multi-Manager Fund Class F	8.7	8.8
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.2	5.3
Strategic Advisers Value Multi-Manager Fund Class F	10.1	10.5
	34.2	35.1
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	11.5	11.2
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.5	3.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.8
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series Real Estate Income Fund Class F	0.6	0.6
Strategic Advisers Income Opportunities Fund of Funds Class F	5.1	5.2
	7.6	7.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.3	8.3
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	21.9	21.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	4.0	3.7
Fidelity Short-Term Bond Fund Class F	3.2	3.0
	7.2	6.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.8%
Domestic Equity Funds	34.2%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	8.3%
Investment Grade Bond Funds	21.9%
Short-Term Funds	7.2%

Six months ago
Commodity Funds	5.9%
Domestic Equity Funds	35.1%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	7.7%
Inflation-Protected Bond Funds	8.3%
Investment Grade Bond Funds	21.7%
Short-Term Funds	6.7%

Semiannual Report

Strategic Advisers Multi-Manager 2020 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.0%
	Shares	Value
Commodity Funds - 5.8%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	4,809	$ 38,709
Domestic Equity Funds - 34.2%
Strategic Advisers Core Multi-Manager Fund Class F (c)	5,294	68,133
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,387	58,301
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,536	35,273
Strategic Advisers Value Multi-Manager Fund Class F (c)	5,043	67,473
TOTAL DOMESTIC EQUITY FUNDS		229,180
TOTAL DOMESTIC EQUITY FUNDS (Cost $259,411)		267,889
International Equity Funds - 15.0%

Developed International Equity Funds - 11.5%
Strategic Advisers International Multi-Manager Fund Class F (c)	6,225	77,061
Emerging Markets Equity Funds - 3.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,309	23,363
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $94,502)		100,424
Bond Funds - 37.8%

High Yield Bond Funds - 7.6%
Fidelity Series Emerging Markets Debt Fund Class F (c)	508	5,141
Fidelity Series Floating Rate High Income Fund Class F (c)	713	7,544

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	351	$ 3,859
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,286	34,339
TOTAL HIGH YIELD BOND FUNDS		50,883
Inflation-Protected Bond Funds - 8.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	5,131	55,718
Investment Grade Bond Funds - 21.9%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	15,090	146,822
TOTAL BOND FUNDS (Cost $256,325)		253,423
Short-Term Funds - 7.2%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	26,749	26,749
Fidelity Short-Term Bond Fund Class F (c)	2,559	21,926
TOTAL SHORT-TERM FUNDS (Cost $48,667)		48,675
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $658,905)		670,411
NET OTHER ASSETS (LIABILITIES) - 0.0%		(45)
NET ASSETS - 100%		$ 670,366
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 3,795	$ 23,460	$ 505	$ 8	$ 26,749
Fidelity Series Commodity Strategy Fund Class F	6,133	34,268	722	-	38,709
Fidelity Series Emerging Markets Debt Fund Class F	805	4,583	97	79	5,141
Fidelity Series Floating Rate High Income Fund Class F	1,173	6,538	139	96	7,544
Fidelity Series Inflation-Protected Bond Index Fund Class F	8,630	48,692	1,045	-	55,718
Fidelity Series Real Estate Income Fund Class F	632	3,476	72	74	3,859
Fidelity Short-Term Bond Fund Class F	3,109	19,227	413	53	21,926
Strategic Advisers Core Income Multi-Manager Fund Class F	22,544	128,411	2,726	971	146,822
Strategic Advisers Core Multi-Manager Fund Class F	10,939	58,628	2,128	109	68,133
Strategic Advisers Emerging Markets Fund of Funds Class F	3,567	19,629	421	-	23,363
Strategic Advisers Growth Multi-Manager Fund Class F	9,093	48,213	1,916	38	58,301
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Strategic Advisers Income Opportunities Fund of Funds Class F	$ 5,446	$ 29,914	$ 627	$ 589	$ 34,339
Strategic Advisers International Multi-Manager Fund Class F	11,647	62,116	1,538	3	77,061
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5,524	28,705	1,189	-	35,273
Strategic Advisers Value Multi-Manager Fund Class F	10,953	57,925	2,201	133	67,473
Total	$ 103,990	$ 573,785	$ 15,739	$ 2,153	$ 670,411
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $658,905) - See accompanying schedule	$ 670,411
Receivable from investment adviser for expense reductions	6
Total assets	670,417

Liabilities
Transfer agent fees payable	51

Net Assets	$ 670,366
Net Assets consist of:
Paid in capital	$ 654,559
Undistributed net investment income	1,964
Accumulated undistributed net realized gain (loss) on investments	2,337
Net unrealized appreciation (depreciation) on investments	11,506
Net Assets, for 63,218 shares outstanding	$ 670,366
Net Asset Value, offering price and redemption price per share ($670,366 ÷ 63,218 shares)	$ 10.60

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,153

Expenses
Transfer agent fees	$ 190
Total expenses before reductions	190
Expense reductions	(6)	184
Net investment income (loss)		1,969
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(382)
Capital gain distributions from underlying funds	2,735
Total net realized gain (loss)		2,353
Change in net unrealized appreciation (depreciation) on underlying funds		8,754
Net gain (loss)		11,107
Net increase (decrease) in net assets resulting from operations		$ 13,076

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,969	$ 561
Net realized gain (loss)	2,353	655
Change in net unrealized appreciation (depreciation)	8,754	2,752
Net increase (decrease) in net assets resulting from operations	13,076	3,968
Distributions to shareholders from net investment income	(566)	-
Distributions to shareholders from net realized gain	(671)	-
Total distributions	(1,237)	-
Share transactions Proceeds from sales of shares	565,688	100,000
Reinvestment of distributions	1,237	-
Cost of shares redeemed	(12,366)	-
Net increase (decrease) in net assets resulting from share transactions	554,559	100,000
Total increase (decrease) in net assets	566,398	103,968
Net Assets
Beginning of period	103,968	-
End of period (including undistributed net investment income of $1,964 and undistributed net investment income of $561, respectively)	$ 670,366	$ 103,968
Other Information Shares
Sold	54,299	10,000
Issued in reinvestment of distributions	118	-
Redeemed	(1,199)	-
Net increase (decrease)	53,218	10,000

Financial Highlights

	Six months ended September 30, 2013	Year ended March 31,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.05	.06
Net realized and unrealized gain (loss)	.24	.34
Total from investment operations	.29	.40
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.09)	-
Net asset value, end of period	$ 10.60	$ 10.40
Total Return B,C	2.83%	4.00%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.21% A
Expenses net of fee waivers, if any	.10% A	.09% A
Expenses net of all reductions	.10% A	.09% A
Net investment income (loss)	1.06% A	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 670	$ 104
Portfolio turnover rate E	8% A	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.0	7.2
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	12.4	12.8
Strategic Advisers Growth Multi-Manager Fund Class F	10.6	10.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.4	6.5
Strategic Advisers Value Multi-Manager Fund Class F	12.3	12.8
	41.7	42.8
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	14.0	13.5
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.2	4.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.8
Fidelity Series Floating Rate High Income Fund Class F	1.0	1.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	6.8	6.7
	9.1	9.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	5.6	5.4
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	17.4	17.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.5	0.4
Fidelity Short-Term Bond Fund Class F	0.5	0.3
	1.0	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.0%
Domestic Equity Funds	41.7%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	9.1%
Inflation-Protected Bond Funds	5.6%
Investment Grade Bond Funds	17.4%
Short-Term Funds	1.0%

Six months ago
Commodity Funds	7.2%
Domestic Equity Funds	42.8%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	9.0%
Inflation-Protected Bond Funds	5.4%
Investment Grade Bond Funds	17.2%
Short-Term Funds	0.7%

Semiannual Report

Strategic Advisers Multi-Manager 2025 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.7%
	Shares	Value
Commodity Funds - 7.0%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,484	$ 19,998
Domestic Equity Funds - 41.7%
Strategic Advisers Core Multi-Manager Fund Class F (c)	2,747	35,353
Strategic Advisers Growth Multi-Manager Fund Class F (c)	2,267	30,130
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,314	18,275
Strategic Advisers Value Multi-Manager Fund Class F (c)	2,615	34,985
TOTAL DOMESTIC EQUITY FUNDS		118,743
TOTAL DOMESTIC EQUITY FUNDS (Cost $131,711)		138,741
International Equity Funds - 18.2%

Developed International Equity Funds - 14.0%
Strategic Advisers International Multi-Manager Fund Class F (c)	3,220	39,865
Emerging Markets Equity Funds - 4.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	1,188	12,021
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $48,499)		51,886
Bond Funds - 32.1%

High Yield Bond Funds - 9.1%
Fidelity Series Emerging Markets Debt Fund Class F (c)	215	2,176
Fidelity Series Floating Rate High Income Fund Class F (c)	263	2,783

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	141	$ 1,551
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,848	19,312
TOTAL HIGH YIELD BOND FUNDS		25,822
Inflation-Protected Bond Funds - 5.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,463	15,885
Investment Grade Bond Funds - 17.4%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	5,092	49,546
TOTAL BOND FUNDS (Cost $92,306)		91,253
Short-Term Funds - 1.0%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	1,538	1,538
Fidelity Short-Term Bond Fund Class F (c)	147	1,260
TOTAL SHORT-TERM FUNDS (Cost $2,797)		2,798
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $275,313)		284,678
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14)
NET ASSETS - 100%		$ 284,664
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 414	$ 1,156	$ 32	$ -	$ 1,538
Fidelity Series Commodity Strategy Fund Class F	7,583	13,723	451	-	19,998
Fidelity Series Emerging Markets Debt Fund Class F	805	1,471	50	30	2,176
Fidelity Series Floating Rate High Income Fund Class F	1,018	1,834	62	32	2,783
Fidelity Series Inflation-Protected Bond Index Fund Class F	5,663	10,783	349	-	15,885
Fidelity Series Real Estate Income Fund Class F	590	1,053	35	32	1,551
Fidelity Short-Term Bond Fund Class F	342	944	26	3	1,260
Strategic Advisers Core Income Multi-Manager Fund Class F	18,061	33,032	1,084	303	49,546
Strategic Advisers Core Multi-Manager Fund Class F	13,418	22,662	1,590	54	35,353
Strategic Advisers Emerging Markets Fund of Funds Class F	4,343	7,616	263	-	12,021
Strategic Advisers Growth Multi-Manager Fund Class F	11,152	18,548	1,344	19	30,130
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Strategic Advisers Income Opportunities Fund of Funds Class F	$ 7,014	$ 12,846	$ 429	$ 302	$ 19,312
Strategic Advisers International Multi-Manager Fund Class F	14,182	23,970	833	4	39,865
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6,777	11,097	744	-	18,275
Strategic Advisers Value Multi-Manager Fund Class F	13,432	22,309	1,699	68	34,985
Total	$ 104,794	$ 183,044	$ 8,991	$ 847	$ 284,678
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $275,313) - See accompanying schedule	$ 284,678
Receivable from investment adviser for expense reductions	4
Total assets	284,682

Liabilities
Transfer agent fees payable	18

Net Assets	$ 284,664
Net Assets consist of:
Paid in capital	$ 273,016
Undistributed net investment income	765
Accumulated undistributed net realized gain (loss) on investments	1,518
Net unrealized appreciation (depreciation) on investments	9,365
Net Assets, for 26,401 shares outstanding	$ 284,664
Net Asset Value, offering price and redemption price per share ($284,664 ÷ 26,401 shares)	$ 10.78

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 847

Expenses
Transfer agent fees	$ 82
Total expenses before reductions	82
Expense reductions	(10)	72
Net investment income (loss)		775
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	36
Capital gain distributions from underlying funds	1,489
Total net realized gain (loss)		1,525
Change in net unrealized appreciation (depreciation) on underlying funds		5,796
Net gain (loss)		7,321
Net increase (decrease) in net assets resulting from operations		$ 8,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 775	$ 594
Net realized gain (loss)	1,525	607
Change in net unrealized appreciation (depreciation)	5,796	3,569
Net increase (decrease) in net assets resulting from operations	8,096	4,770
Distributions to shareholders from net investment income	(604)	-
Distributions to shareholders from net realized gain	(614)	-
Total distributions	(1,218)	-
Share transactions Proceeds from sales of shares	177,971	100,000
Reinvestment of distributions	1,218	-
Cost of shares redeemed	(6,173)	-
Net increase (decrease) in net assets resulting from share transactions	173,016	100,000
Total increase (decrease) in net assets	179,894	104,770
Net Assets
Beginning of period	104,770	-
End of period (including undistributed net investment income of $765 and undistributed net investment income of $594, respectively)	$ 284,664	$ 104,770
Other Information Shares
Sold	16,880	10,000
Issued in reinvestment of distributions	115	-
Redeemed	(594)	-
Net increase (decrease)	16,401	10,000

Financial Highlights

	Six months ended September 30, 2013	Year ended March 31,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.06
Net realized and unrealized gain (loss)	.36	.42
Total from investment operations	.42	.48
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.06)	-
Total distributions	(.12)	-
Net asset value, end of period	$ 10.78	$ 10.48
Total Return B,C	4.03%	4.80%
Ratios to Average Net Assets E,G
Expenses before reductions	.11% A	.21% A
Expenses net of fee waivers, if any	.10% A	.09% A
Expenses net of all reductions	.10% A	.09% A
Net investment income (loss)	1.07% A	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 285	$ 105
Portfolio turnover rate E	11% A	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.6	7.6
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	13.1	13.4
Strategic Advisers Growth Multi-Manager Fund Class F	11.2	11.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.8	6.8
Strategic Advisers Value Multi-Manager Fund Class F	13.0	13.5
	44.1	44.9
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	14.9	14.2
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.3	4.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.9	0.9
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	6.9	6.8
	9.0	8.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.8	2.6
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	17.3	17.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.6%
Domestic Equity Funds	44.1%
Developed International Equity Funds	14.9%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	9.0%
Inflation-Protected Bond Funds	2.8%
Investment Grade Bond Funds	17.3%

Six months ago
Commodity Funds	7.6%
Domestic Equity Funds	44.9%
Developed International Equity Funds	14.2%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	8.9%
Inflation-Protected Bond Funds	2.6%
Investment Grade Bond Funds	17.5%

Semiannual Report

Strategic Advisers Multi-Manager 2030 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.7%
	Shares	Value
Commodity Funds - 7.6%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,474	$ 11,866
Domestic Equity Funds - 44.1%
Strategic Advisers Core Multi-Manager Fund Class F (b)	1,597	20,557
Strategic Advisers Growth Multi-Manager Fund Class F (b)	1,320	17,547
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	767	10,672
Strategic Advisers Value Multi-Manager Fund Class F (b)	1,519	20,324
TOTAL DOMESTIC EQUITY FUNDS		69,100
TOTAL DOMESTIC EQUITY FUNDS (Cost $74,823)		80,966
International Equity Funds - 19.2%

Developed International Equity Funds - 14.9%
Strategic Advisers International Multi-Manager Fund Class F (b)	1,888	23,369
Emerging Markets Equity Funds - 4.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	667	6,752
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $27,697)		30,121
Bond Funds - 29.1%

High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	113	1,139
Fidelity Series Floating Rate High Income Fund Class F (b)	133	1,403

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	70	$ 765
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,023	10,694
TOTAL HIGH YIELD BOND FUNDS		14,001
Inflation-Protected Bond Funds - 2.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	405	4,393
Investment Grade Bond Funds - 17.3%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	2,789	27,141
TOTAL BOND FUNDS (Cost $46,731)		45,535
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $149,251)		156,622
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3)
NET ASSETS - 100%		$ 156,619
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 8,014	$ 4,743	$ 214	$ -	$ 11,866
Fidelity Series Emerging Markets Debt Fund Class F	805	405	10	25	1,139
Fidelity Series Floating Rate High Income Fund Class F	936	484	12	25	1,403
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,693	1,872	38	-	4,393
Fidelity Series Real Estate Income Fund Class F	538	272	7	20	765
Strategic Advisers Core Income Multi-Manager Fund Class F	18,359	9,722	256	265	27,141
Strategic Advisers Core Multi-Manager Fund Class F	14,114	6,813	861	63	20,557
Strategic Advisers Emerging Markets Fund of Funds Class F	4,554	2,316	58	-	6,752
Strategic Advisers Growth Multi-Manager Fund Class F	11,730	5,286	783	22	17,547
Strategic Advisers Income Opportunities Fund of Funds Class F	7,118	3,817	91	252	10,694
Strategic Advisers International Multi-Manager Fund Class F	14,888	6,717	185	4	23,369
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7,130	3,130	438	-	10,672
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Strategic Advisers Value Multi-Manager Fund Class F	$ 14,127	$ 6,399	$ 984	$ 79	$ 20,324
Total	$ 105,006	$ 51,976	$ 3,937	$ 755	$ 156,622
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $149,251) - See accompanying schedule		$ 156,622
Receivable for fund shares sold		1,779
Receivable from investment adviser for expense reductions		13
Total assets		158,414

Liabilities
Payable for investments purchased	$ 1,778
Transfer agent fees payable	17
Total liabilities		1,795

Net Assets		$ 156,619
Net Assets consist of:
Paid in capital		$ 146,842
Undistributed net investment income		688
Accumulated undistributed net realized gain (loss) on investments		1,718
Net unrealized appreciation (depreciation) on investments		7,371
Net Assets, for 14,435 shares outstanding		$ 156,619
Net Asset Value, offering price and redemption price per share ($156,619 ÷ 14,435 shares)		$ 10.85

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 755

Expenses
Transfer agent fees	$ 82
Total expenses before reductions	82
Expense reductions	(20)	62
Net investment income (loss)		693
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	27
Capital gain distributions from underlying funds	1,704
Total net realized gain (loss)		1,731
Change in net unrealized appreciation (depreciation) on underlying funds		3,551
Net gain (loss)		5,282
Net increase (decrease) in net assets resulting from operations		$ 5,975

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 693	$ 612
Net realized gain (loss)	1,731	551
Change in net unrealized appreciation (depreciation)	3,551	3,820
Net increase (decrease) in net assets resulting from operations	5,975	4,983
Distributions to shareholders from net investment income	(617)	-
Distributions to shareholders from net realized gain	(564)	-
Total distributions	(1,181)	-
Share transactions Proceeds from sales of shares	46,954	100,000
Reinvestment of distributions	1,181	-
Cost of shares redeemed	(1,293)	-
Net increase (decrease) in net assets resulting from share transactions	46,842	100,000
Total increase (decrease) in net assets	51,636	104,983
Net Assets
Beginning of period	104,983	-
End of period (including undistributed net investment income of $688 and undistributed net investment income of $612, respectively)	$ 156,619	$ 104,983
Other Information Shares
Sold	4,446	10,000
Issued in reinvestment of distributions	111	-
Redeemed	(122)	-
Net increase (decrease)	4,435	10,000

Financial Highlights

	Six months ended September 30, 2013	Year ended March 31,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.06	.06
Net realized and unrealized gain (loss)	.40	.44
Total from investment operations	.46	.50
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.11)	-
Net asset value, end of period	$ 10.85	$ 10.50
Total Return B,C	4.43%	5.00%
Ratios to Average Net Assets E,G
Expenses before reductions	.13% A	.21% A
Expenses net of fee waivers, if any	.10% A	.09% A
Expenses net of all reductions	.10% A	.09% A
Net investment income (loss)	1.12% A	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 157	$ 105
Portfolio turnover rate E	6% A	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.6	8.8
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	15.0	15.5
Strategic Advisers Growth Multi-Manager Fund Class F	12.8	12.8
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7.8	7.8
Strategic Advisers Value Multi-Manager Fund Class F	14.9	15.5
	50.5	51.6
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	17.0	16.3
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.0	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.8	0.8
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	6.8	6.8
	8.9	8.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.0*	0.0
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	10.0	9.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.6%
Domestic Equity Funds	50.5%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.9%
Inflation-Protected Bond Funds	0.0%*
Investment Grade Bond Funds	10.0%

Six months ago
Commodity Funds	8.8%
Domestic Equity Funds	51.6%
Developed International Equity Funds	16.3%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.9%
Inflation-Protected Bond Funds	0.0%
Investment Grade Bond Funds	9.5%

Semiannual Report

Strategic Advisers Multi-Manager 2035 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.1%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,834	$ 22,811
Domestic Equity Funds - 50.5%
Strategic Advisers Core Multi-Manager Fund Class F (b)	3,097	39,853
Strategic Advisers Growth Multi-Manager Fund Class F (b)	2,558	34,002
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	1,484	20,648
Strategic Advisers Value Multi-Manager Fund Class F (b)	2,945	39,403
TOTAL DOMESTIC EQUITY FUNDS		133,906
TOTAL DOMESTIC EQUITY FUNDS (Cost $148,001)		156,717
International Equity Funds - 22.0%

Developed International Equity Funds - 17.0%
Strategic Advisers International Multi-Manager Fund Class F (b)	3,633	44,983
Emerging Markets Equity Funds - 5.0%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	1,325	13,413
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $54,543)		58,396
Bond Funds - 18.9%

High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund Class F (b)	202	2,043
Fidelity Series Floating Rate High Income Fund Class F (b)	209	2,211

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	109	$ 1,200
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,732	18,101
TOTAL HIGH YIELD BOND FUNDS		23,555
Inflation-Protected Bond Funds - 0.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	3	37
Investment Grade Bond Funds - 10.0%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	2,729	26,556
TOTAL BOND FUNDS (Cost $50,968)		50,148
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $253,512)		265,261
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$ 265,263
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 11,132	$ 13,461	$ 890	$ -	$ 22,811
Fidelity Series Emerging Markets Debt Fund Class F	967	1,220	57	36	2,043
Fidelity Series Floating Rate High Income Fund Class F	1,040	1,242	61	32	2,211
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	37	-	-	37
Fidelity Series Real Estate Income Fund Class F	593	696	33	26	1,200
Strategic Advisers Core Income Multi-Manager Fund Class F	12,041	15,667	705	206	26,556
Strategic Advisers Core Multi-Manager Fund Class F	19,571	21,491	1,940	79	39,853
Strategic Advisers Emerging Markets Fund of Funds Class F	6,226	7,531	366	-	13,413
Strategic Advisers Growth Multi-Manager Fund Class F	16,233	17,434	1,686	27	34,002
Strategic Advisers Income Opportunities Fund of Funds Class F	8,629	10,212	492	356	18,101
Strategic Advisers International Multi-Manager Fund Class F	20,685	22,351	1,160	6	44,983
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	$ 9,873	$ 10,442	$ 977	$ -	$ 20,648
Strategic Advisers Value Multi-Manager Fund Class F	19,644	20,955	2,127	97	39,403
Total	$ 126,634	$ 142,739	$ 10,494	$ 865	$ 265,261
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $253,512) - See accompanying schedule		$ 265,261
Receivable for fund shares sold		7,734
Receivable from investment adviser for expense reductions		31
Total assets		273,026

Liabilities
Payable for investments purchased	$ 7,732
Transfer agent fees payable	31
Total liabilities		7,763

Net Assets		$ 265,263
Net Assets consist of:
Paid in capital		$ 250,512
Undistributed net investment income		778
Accumulated undistributed net realized gain (loss) on investments		2,224
Net unrealized appreciation (depreciation) on investments		11,749
Net Assets, for 24,004 shares outstanding		$ 265,263
Net Asset Value, offering price and redemption price per share ($265,263 ÷ 24,004 shares)		$ 11.05

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 865

Expenses
Transfer agent fees	$ 132
Total expenses before reductions	132
Expense reductions	(47)	85
Net investment income (loss)		780
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	146
Capital gain distributions from underlying funds	2,098
Total net realized gain (loss)		2,244
Change in net unrealized appreciation (depreciation) on underlying funds		6,238
Net gain (loss)		8,482
Net increase (decrease) in net assets resulting from operations		$ 9,262

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 780	$ 617
Net realized gain (loss)	2,244	475
Change in net unrealized appreciation (depreciation)	6,238	5,511
Net increase (decrease) in net assets resulting from operations	9,262	6,603
Distributions to shareholders from net investment income	(619)	-
Distributions to shareholders from net realized gain	(495)	-
Total distributions	(1,114)	-
Share transactions Proceeds from sales of shares	136,799	120,000
Reinvestment of distributions	1,114	-
Cost of shares redeemed	(7,401)	-
Net increase (decrease) in net assets resulting from share transactions	130,512	120,000
Total increase (decrease) in net assets	138,660	126,603
Net Assets
Beginning of period	126,603	-
End of period (including undistributed net investment income of $778 and undistributed net investment income of $617, respectively)	$ 265,263	$ 126,603
Other Information Shares
Sold	12,598	11,984
Issued in reinvestment of distributions	103	-
Redeemed	(681)	-
Net increase (decrease)	12,020	11,984

Financial Highlights

	Six months ended September 30, 2013	Year ended March 31,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.05
Net realized and unrealized gain (loss)	.53	.51
Total from investment operations	.58	.56
Distributions from net investment income	(.05)	-
Distributions from net realized gain	(.04)	-
Total distributions	(.09)	-
Net asset value, end of period	$ 11.05	$ 10.56
Total Return B,C	5.51%	5.60%
Ratios to Average Net Assets E,G
Expenses before reductions	.15% A	.20% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	.91% A	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 265	$ 127
Portfolio turnover rate E	12% A	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.8	8.9
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	15.4	15.7
Strategic Advisers Growth Multi-Manager Fund Class F	13.2	13.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.0	8.0
Strategic Advisers Value Multi-Manager Fund Class F	15.1	15.7
	51.7	52.5
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	17.4	16.5
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.1	5.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.8	0.8
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
Strategic Advisers Income Opportunities Fund of Funds Class F	6.8	6.9
	8.8	8.9
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	8.2	8.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.8%
Domestic Equity Funds	51.7%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	8.2%

Six months ago
Commodity Funds	8.9%
Domestic Equity Funds	52.5%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.9%
Investment Grade Bond Funds	8.2%

Semiannual Report

Strategic Advisers Multi-Manager 2040 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,804	$ 14,526
Domestic Equity Funds - 51.7%
Strategic Advisers Core Multi-Manager Fund Class F (b)	1,970	25,354
Strategic Advisers Growth Multi-Manager Fund Class F (b)	1,635	21,734
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	948	13,184
Strategic Advisers Value Multi-Manager Fund Class F (b)	1,869	25,006
TOTAL DOMESTIC EQUITY FUNDS		85,278
TOTAL DOMESTIC EQUITY FUNDS (Cost $92,095)		99,804
International Equity Funds - 22.5%

Developed International Equity Funds - 17.4%
Strategic Advisers International Multi-Manager Fund Class F (b)	2,308	28,574
Emerging Markets Equity Funds - 5.1%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	834	8,444
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $34,091)		37,018
Bond Funds - 17.0%
	Shares	Value
High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund Class F (b)	123	$ 1,240
Fidelity Series Floating Rate High Income Fund Class F (b)	119	1,254
Fidelity Series Real Estate Income Fund Class F (b)	62	676
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,076	11,247
TOTAL HIGH YIELD BOND FUNDS		14,417
Investment Grade Bond Funds - 8.2%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,394	13,567
TOTAL BOND FUNDS (Cost $28,468)		27,984
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $154,654)		164,806
NET OTHER ASSETS (LIABILITIES) - 0.0%		6
NET ASSETS - 100%		$ 164,812
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,435	$ 12,300	$ 6,471	$ -	$ 14,526
Fidelity Series Emerging Markets Debt Fund Class F	805	1,078	558	29	1,240
Fidelity Series Floating Rate High Income Fund Class F	782	1,010	531	24	1,254
Fidelity Series Real Estate Income Fund Class F	453	558	296	18	676
Strategic Advisers Core Income Multi-Manager Fund Class F	8,721	11,076	5,831	141	13,567
Strategic Advisers Core Multi-Manager Fund Class F	16,616	19,357	11,077	71	25,354
Strategic Advisers Emerging Markets Fund of Funds Class F	5,340	6,949	3,646	-	8,444
Strategic Advisers Growth Multi-Manager Fund Class F	13,803	15,605	9,223	25	21,734
Strategic Advisers Income Opportunities Fund of Funds Class F	7,331	8,935	4,804	288	11,247
Strategic Advisers International Multi-Manager Fund Class F	17,424	20,515	11,544	4	28,574
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8,402	9,287	5,475	-	13,184
Strategic Advisers Value Multi-Manager Fund Class F	16,642	18,830	11,191	88	25,006
Total	$ 105,754	$ 125,500	$ 70,647	$ 688	$ 164,806
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $154,654) - See accompanying schedule		$ 164,806
Receivable for fund shares sold		962
Receivable from investment adviser for expense reductions		36
Total assets		165,804

Liabilities
Payable for investments purchased	$ 963
Transfer agent fees payable	29
Total liabilities		992

Net Assets		$ 164,812
Net Assets consist of:
Paid in capital		$ 153,476
Undistributed net investment income		610
Accumulated undistributed net realized gain (loss) on investments		574
Net unrealized appreciation (depreciation) on investments		10,152
Net Assets, for 14,899 shares outstanding		$ 164,812
Net Asset Value, offering price and redemption price per share ($164,812 ÷ 14,899 shares)		$ 11.06

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 688

Expenses
Transfer agent fees	$ 128
Total expenses before reductions	128
Expense reductions	(57)	71
Net investment income (loss)		617
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,287)
Capital gain distributions from underlying funds	1,869
Total net realized gain (loss)		582
Change in net unrealized appreciation (depreciation) on underlying funds		5,486
Net gain (loss)		6,068
Net increase (decrease) in net assets resulting from operations		$ 6,685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 617	$ 586
Net realized gain (loss)	582	477
Change in net unrealized appreciation (depreciation)	5,486	4,666
Net increase (decrease) in net assets resulting from operations	6,685	5,729
Distributions to shareholders from net investment income	(593)	-
Distributions to shareholders from net realized gain	(485)	-
Total distributions	(1,078)	-
Share transactions Proceeds from sales of shares	121,730	100,000
Reinvestment of distributions	1,078	-
Cost of shares redeemed	(69,332)	-
Net increase (decrease) in net assets resulting from share transactions	53,476	100,000
Total increase (decrease) in net assets	59,083	105,729

Net Assets
Beginning of period	105,729	-
End of period (including undistributed net investment income of $610 and undistributed net investment income of $586, respectively)	$ 164,812	$ 105,729
Other Information Shares
Sold	11,219	10,000
Issued in reinvestment of distributions	100	-
Redeemed	(6,420)	-
Net increase (decrease)	4,899	10,000

Financial Highlights

	Six months ended September 30, 2013	Year ended March 31,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.54	.51
Total from investment operations	.59	.57
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.10) H	-
Net asset value, end of period	$ 11.06	$ 10.57
Total Return B, C	5.61%	5.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.18% A	.21% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	.88% A	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 165	$ 106
Portfolio turnover rate E	99% A	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.10 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.045 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.0	9.3
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	15.8	16.1
Strategic Advisers Growth Multi-Manager Fund Class F	13.4	13.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.2	8.2
Strategic Advisers Value Multi-Manager Fund Class F	15.6	16.1
	53.0	53.8
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	17.8	16.9
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.3	5.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.4	0.4
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
Strategic Advisers Income Opportunities Fund of Funds Class F	8.8	8.9
	10.3	10.4
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	4.6	4.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.0%
Domestic Equity Funds	53.0%
Developed International Equity Funds	17.8%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	4.6%

Six months ago
Commodity Funds	9.3%
Domestic Equity Funds	53.8%
Developed International Equity Funds	16.9%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	10.4%
Investment Grade Bond Funds	4.5%

Semiannual Report

Strategic Advisers Multi-Manager 2045 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,733	$ 13,951
Domestic Equity Funds - 53.0%
Strategic Advisers Core Multi-Manager Fund Class F (b)	1,886	24,268
Strategic Advisers Growth Multi-Manager Fund Class F (b)	1,559	20,714
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	905	12,593
Strategic Advisers Value Multi-Manager Fund Class F (b)	1,793	23,989
TOTAL DOMESTIC EQUITY FUNDS		81,564
TOTAL DOMESTIC EQUITY FUNDS (Cost $88,287)		95,515
International Equity Funds - 23.1%

Developed International Equity Funds - 17.8%
Strategic Advisers International Multi-Manager Fund Class F (b)	2,209	27,347
Emerging Markets Equity Funds - 5.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	806	8,157
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $32,729)		35,504
Bond Funds - 14.9%
	Shares	Value
High Yield Bond Funds - 10.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	115	$ 1,161
Fidelity Series Floating Rate High Income Fund Class F (b)	60	633
Fidelity Series Real Estate Income Fund Class F (b)	51	558
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,295	13,537
TOTAL HIGH YIELD BOND FUNDS		15,889
Investment Grade Bond Funds - 4.6%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	721	7,020
TOTAL BOND FUNDS (Cost $23,319)		22,909
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $144,335)		153,928
NET OTHER ASSETS (LIABILITIES) - 0.0%		11
NET ASSETS - 100%		$ 153,939
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,848	$ 6,510	$ 1,608	$ -	$ 13,951
Fidelity Series Emerging Markets Debt Fund Class F	805	542	123	25	1,161
Fidelity Series Floating Rate High Income Fund Class F	391	307	61	11	633
Fidelity Series Real Estate Income Fund Class F	390	252	56	14	558
Strategic Advisers Core Income Multi-Manager Fund Class F	4,790	3,088	687	67	7,020
Strategic Advisers Core Multi-Manager Fund Class F	17,065	9,576	2,954	68	24,268
Strategic Advisers Emerging Markets Fund of Funds Class F	5,471	3,596	822	-	8,157
Strategic Advisers Growth Multi-Manager Fund Class F	14,177	7,547	2,503	24	20,714
Strategic Advisers Income Opportunities Fund of Funds Class F	9,387	5,751	1,380	320	13,537
Strategic Advisers International Multi-Manager Fund Class F	17,882	9,850	2,602	5	27,347
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8,631	4,502	1,478	-	12,593
Strategic Advisers Value Multi-Manager Fund Class F	17,093	9,115	3,080	84	23,989
Total	$ 105,930	$ 60,636	$ 17,354	$ 618	$ 153,928
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $144,335) - See accompanying schedule		$ 153,928
Receivable for fund shares sold		983
Receivable from investment adviser for expense reductions		36
Total assets		154,947

Liabilities
Payable for investments purchased	$ 980
Transfer agent fees payable	28
Total liabilities		1,008

Net Assets		$ 153,939
Net Assets consist of:
Paid in capital		$ 142,044
Undistributed net investment income		551
Accumulated undistributed net realized gain (loss) on investments		1,751
Net unrealized appreciation (depreciation) on investments		9,593
Net Assets, for 13,866 shares outstanding		$ 153,939
Net Asset Value, offering price and redemption price per share ($153,939 ÷ 13,866 shares)		$ 11.10

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 618

Expenses
Transfer agent fees	$ 129
Total expenses before reductions	129
Expense reductions	(69)	60
Net investment income (loss)		558
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(25)
Capital gain distributions from underlying funds	1,790
Total net realized gain (loss)		1,765
Change in net unrealized appreciation (depreciation) on underlying funds		4,743
Net gain (loss)		6,508
Net increase (decrease) in net assets resulting from operations		$ 7,066

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 558	$ 591
Net realized gain (loss)	1,765	463
Change in net unrealized appreciation (depreciation)	4,743	4,850
Net increase (decrease) in net assets resulting from operations	7,066	5,904
Distributions to shareholders from net investment income	(598)	-
Distributions to shareholders from net realized gain	(477)	-
Total distributions	(1,075)	-
Share transactions Proceeds from sales of shares	56,562	100,000
Reinvestment of distributions	1,075	-
Cost of shares redeemed	(15,593)	-
Net increase (decrease) in net assets resulting from share transactions	42,044	100,000
Total increase (decrease) in net assets	48,035	105,904

Net Assets
Beginning of period	105,904	-
End of period (including undistributed net investment income of $551 and undistributed net investment income of $591, respectively)	$ 153,939	$ 105,904
Other Information Shares
Sold	5,203	10,000
Issued in reinvestment of distributions	99	-
Redeemed	(1,436)	-
Net increase (decrease)	3,866	10,000

Financial Highlights

	Six months ended September 30, 2013	Year ended March 31,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.57	.53
Total from investment operations	.62	.59
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.11)	-
Net asset value, end of period	$ 11.10	$ 10.59
Total Return B, C	5.84%	5.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.21% A	.21% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	.93% A	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 154	$ 106
Portfolio turnover rate E	29% A	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.1	9.3
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	15.9	16.3
Strategic Advisers Growth Multi-Manager Fund Class F	13.6	13.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.2	8.3
Strategic Advisers Value Multi-Manager Fund Class F	15.7	16.3
	53.4	54.5
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	17.9	17.1
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.4	5.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.1	0.1
Fidelity Series Real Estate Income Fund Class F	0.3	0.3
Strategic Advisers Income Opportunities Fund of Funds Class F	9.1	9.1
	10.3	10.3
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	3.9	3.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.1%
Domestic Equity Funds	53.4%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	5.4%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	3.9%

Six months ago
Commodity Funds	9.3%
Domestic Equity Funds	54.5%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	3.5%

Semiannual Report

Strategic Advisers Multi-Manager 2050 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.5%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,654	$ 29,411
Domestic Equity Funds - 53.4%
Strategic Advisers Core Multi-Manager Fund Class F (b)	3,998	51,452
Strategic Advisers Growth Multi-Manager Fund Class F (b)	3,306	43,935
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	1,919	26,700
Strategic Advisers Value Multi-Manager Fund Class F (b)	3,800	50,848
TOTAL DOMESTIC EQUITY FUNDS		172,935
TOTAL DOMESTIC EQUITY FUNDS (Cost $193,668)		202,346
International Equity Funds - 23.3%

Developed International Equity Funds - 17.9%
Strategic Advisers International Multi-Manager Fund Class F (b)	4,691	58,074
Emerging Markets Equity Funds - 5.4%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	1,724	17,444
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $70,387)		75,518
Bond Funds - 14.2%
	Shares	Value
High Yield Bond Funds - 10.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	245	$ 2,476
Fidelity Series Floating Rate High Income Fund Class F (b)	43	450
Fidelity Series Real Estate Income Fund Class F (b)	96	1,052
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,811	29,376
TOTAL HIGH YIELD BOND FUNDS		33,354
Investment Grade Bond Funds - 3.9%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,285	12,502
TOTAL BOND FUNDS (Cost $46,470)		45,856
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $310,525)		323,720
NET OTHER ASSETS (LIABILITIES) - 0.0%		13
NET ASSETS - 100%		$ 323,733
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,862	$ 20,880	$ 233	$ -	$ 29,411
Fidelity Series Emerging Markets Debt Fund Class F	805	1,781	6	44	2,476
Fidelity Series Floating Rate High Income Fund Class F	113	340	1	6	450
Fidelity Series Real Estate Income Fund Class F	348	754	3	20	1,052
Strategic Advisers Core Income Multi-Manager Fund Class F	3,683	9,072	31	96	12,502
Strategic Advisers Core Multi-Manager Fund Class F	17,311	34,422	669	145	51,452
Strategic Advisers Emerging Markets Fund of Funds Class F	5,562	11,703	42	-	17,444
Strategic Advisers Growth Multi-Manager Fund Class F	14,384	27,741	666	50	43,935
Strategic Advisers Income Opportunities Fund of Funds Class F	9,691	20,084	71	586	29,376
Strategic Advisers International Multi-Manager Fund Class F	18,162	35,789	133	5	58,074
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8,753	16,473	502	-	26,700
Strategic Advisers Value Multi-Manager Fund Class F	17,337	33,394	689	179	50,848
Total	$ 106,011	$ 212,433	$ 3,046	$ 1,131	$ 323,720
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $310,525) - See accompanying schedule		$ 323,720
Receivable for fund shares sold		906
Receivable from investment adviser for expense reductions		61
Total assets		324,687

Liabilities
Payable for investments purchased	$ 906
Transfer agent fees payable	48
Total liabilities		954

Net Assets		$ 323,733
Net Assets consist of:
Paid in capital		$ 305,919
Undistributed net investment income		1,025
Accumulated undistributed net realized gain (loss) on investments		3,594
Net unrealized appreciation (depreciation) on investments		13,195
Net Assets, for 29,129 shares outstanding		$ 323,733
Net Asset Value, offering price and redemption price per share ($323,733 ÷ 29,129 shares)		$ 11.11

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,131

Expenses
Transfer agent fees	$ 184
Total expenses before reductions	184
Expense reductions	(80)	104
Net investment income (loss)		1,027
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	56
Capital gain distributions from underlying funds	3,552
Total net realized gain (loss)		3,608
Change in net unrealized appreciation (depreciation) on underlying funds		8,264
Net gain (loss)		11,872
Net increase (decrease) in net assets resulting from operations		$ 12,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,027	$ 589
Net realized gain (loss)	3,608	467
Change in net unrealized appreciation (depreciation)	8,264	4,931
Net increase (decrease) in net assets resulting from operations	12,899	5,987
Distributions to shareholders from net investment income	(591)	-
Distributions to shareholders from net realized gain	(481)	-
Total distributions	(1,072)	-
Share transactions Proceeds from sales of shares	205,650	100,000
Reinvestment of distributions	1,072	-
Cost of shares redeemed	(803)	-
Net increase (decrease) in net assets resulting from share transactions	205,919	100,000
Total increase (decrease) in net assets	217,746	105,987

Net Assets
Beginning of period	105,987	-
End of period (including undistributed net investment income of $1,025 and undistributed net investment income of $589, respectively)	$ 323,733	$ 105,987
Other Information Shares
Sold	19,105	10,000
Issued in reinvestment of distributions	99	-
Redeemed	(75)	-
Net increase (decrease)	19,129	10,000

Financial Highlights

	Six months ended September 30, 2013	Year ended March 31,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.57	.54
Total from investment operations	.62	.60
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.11)	-
Net asset value, end of period	$ 11.11	$ 10.60
Total Return B, C	5.85%	6.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.18% A	.21% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	.98% A	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 324	$ 106
Portfolio turnover rate E	3% A	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.4	9.8
Domestic Equity Funds
Strategic Advisers Core Multi-Manager Fund Class F	16.7	17.0
Strategic Advisers Growth Multi-Manager Fund Class F	14.2	14.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.6	8.6
Strategic Advisers Value Multi-Manager Fund Class F	16.5	17.0
	56.0	56.8
Developed International Equity Funds
Strategic Advisers International Multi-Manager Fund Class F	18.7	17.8
Emerging Markets Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.7	5.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.0*	0.0
Fidelity Series Real Estate Income Fund Class F	0.3	0.3
Strategic Advisers Income Opportunities Fund of Funds Class F	8.8	8.9
	9.8	9.9
Investment Grade Bond Funds
Strategic Advisers Core Income Multi-Manager Fund Class F	0.4	0.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.4%
Domestic Equity Funds	56.0%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	5.7%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	0.4%

Six months ago
Commodity Funds	9.8%
Domestic Equity Funds	56.8%
Developed International Equity Funds	17.8%
Emerging Markets Equity Funds	5.4%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.3%

Semiannual Report

Strategic Advisers Multi-Manager 2055 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,637	$ 13,174
Domestic Equity Funds - 56.0%
Strategic Advisers Core Multi-Manager Fund Class F (b)	1,808	23,273
Strategic Advisers Growth Multi-Manager Fund Class F (b)	1,494	19,860
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	867	12,057
Strategic Advisers Value Multi-Manager Fund Class F (b)	1,719	23,005
TOTAL DOMESTIC EQUITY FUNDS		78,195
TOTAL DOMESTIC EQUITY FUNDS (Cost $83,833)		91,369
International Equity Funds - 24.4%

Developed International Equity Funds - 18.7%
Strategic Advisers International Multi-Manager Fund Class F (b)	2,117	26,214
Emerging Markets Equity Funds - 5.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	784	7,935
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $31,357)		34,149
Bond Funds - 10.2%
	Shares	Value
High Yield Bond Funds - 9.8%
Fidelity Series Emerging Markets Debt Fund Class F (b)	97	$ 980
Fidelity Series Floating Rate High Income Fund Class F (b)	1	15
Fidelity Series Real Estate Income Fund Class F (b)	36	397
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,182	12,354
TOTAL HIGH YIELD BOND FUNDS		13,746
Investment Grade Bond Funds - 0.4%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	50	489
TOTAL BOND FUNDS (Cost $14,445)		14,235
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $129,635)		139,753
NET OTHER ASSETS (LIABILITIES) - 0.0%		9
NET ASSETS - 100%		$ 139,762
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 10,380	$ 3,928	$ 282	$ -	$ 13,174
Fidelity Series Emerging Markets Debt Fund Class F	805	240	5	23	980
Fidelity Series Floating Rate High Income Fund Class F	-	15	-	-	15
Fidelity Series Real Estate Income Fund Class F	306	114	2	11	397
Strategic Advisers Core Income Multi-Manager Fund Class F	311	226	28	6	489
Strategic Advisers Core Multi-Manager Fund Class F	18,068	5,360	739	73	23,273
Strategic Advisers Emerging Markets Fund of Funds Class F	5,784	2,327	39	-	7,935
Strategic Advisers Growth Multi-Manager Fund Class F	15,007	4,019	701	26	19,860
Strategic Advisers Income Opportunities Fund of Funds Class F	9,411	3,231	62	316	12,354
Strategic Advisers International Multi-Manager Fund Class F	18,898	5,187	122	5	26,214
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9,149	2,374	437	-	12,057
Strategic Advisers Value Multi-Manager Fund Class F	18,083	4,870	881	93	23,005
Total	$ 106,202	$ 31,891	$ 3,298	$ 553	$ 139,753
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $129,635) - See accompanying schedule		$ 139,753
Receivable for fund shares sold		519
Receivable from investment adviser for expense reductions		32
Total assets		140,304

Liabilities
Payable for investments purchased	$ 516
Transfer agent fees payable	26
Total liabilities		542

Net Assets		$ 139,762
Net Assets consist of:
Paid in capital		$ 127,226
Undistributed net investment income		493
Accumulated undistributed net realized gain (loss) on investments		1,925
Net unrealized appreciation (depreciation) on investments		10,118
Net Assets, for 12,498 shares outstanding		$ 139,762
Net Asset Value, offering price and redemption price per share ($139,762 ÷ 12,498 shares)		$ 11.18

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 553

Expenses
Transfer agent fees	$ 115
Total expenses before reductions	115
Expense reductions	(56)	59
Net investment income (loss)		494
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	6
Capital gain distributions from underlying funds	1,933
Total net realized gain (loss)		1,939
Change in net unrealized appreciation (depreciation) on underlying funds		4,950
Net gain (loss)		6,889
Net increase (decrease) in net assets resulting from operations		$ 7,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 494	$ 572
Net realized gain (loss)	1,939	457
Change in net unrealized appreciation (depreciation)	4,950	5,168
Net increase (decrease) in net assets resulting from operations	7,383	6,197
Distributions to shareholders from net investment income	(573)	-
Distributions to shareholders from net realized gain	(471)	-
Total distributions	(1,044)	-
Share transactions Proceeds from sales of shares	27,399	100,000
Reinvestment of distributions	1,044	-
Cost of shares redeemed	(1,217)	-
Net increase (decrease) in net assets resulting from share transactions	27,226	100,000
Total increase (decrease) in net assets	33,565	106,197

Net Assets
Beginning of period	106,197	-
End of period (including undistributed net investment income of $493 and undistributed net investment income of $572, respectively)	$ 139,762	$ 106,197
Other Information Shares
Sold	2,514	10,000
Issued in reinvestment of distributions	96	-
Redeemed	(112)	-
Net increase (decrease)	2,498	10,000

Financial Highlights

	Six months ended September 30, 2013	Year ended March 31,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.61	.56
Total from investment operations	.66	.62
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.10) H	-
Net asset value, end of period	$ 11.18	$ 10.62
Total Return B, C	6.26%	6.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.19% A	.21% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	.83% A	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 140	$ 106
Portfolio turnover rate E	6% A	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.10 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.046 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Multi-Manager Income Fund, Strategic Advisers® Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund (the Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated and unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

In September 2013, the Board of Trustees approved the creation of additional classes of shares. Each Fund will commence sale of shares of Class L and Class N in December 2013.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Strategic Advisers Multi-Manager Income Fund	$ 145,557	$ 2,576	$ (2,223)	$ 353
Strategic Advisers Multi-Manager 2005 Fund	102,562	3,836	(2,093)	1,743
Strategic Advisers Multi-Manager 2010 Fund	147,932	6,308	(2,825)	3,483
Strategic Advisers Multi-Manager 2015 Fund	303,020	9,773	(2,752)	7,021
Strategic Advisers Multi-Manager 2020 Fund	659,041	16,110	(4,740)	11,370
Strategic Advisers Multi-Manager 2025 Fund	275,416	11,923	(2,661)	9,262
Strategic Advisers Multi-Manager 2030 Fund	149,269	9,649	(2,296)	7,353
Strategic Advisers Multi-Manager 2035 Fund	253,573	13,977	(2,289)	11,688
Strategic Advisers Multi-Manager 2040 Fund	155,337	11,066	(1,597)	9,469
Strategic Advisers Multi-Manager 2045 Fund	144,424	11,142	(1,638)	9,504
Strategic Advisers Multi-Manager 2050 Fund	310,550	15,629	(2,459)	13,170
Strategic Advisers Multi-Manager 2055 Fund	129,655	11,548	(1,450)	10,098

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Strategic Advisers Multi-Manager Income Fund	46,091	1,577
Strategic Advisers Multi-Manager 2005 Fund	4,970	3,715
Strategic Advisers Multi-Manager 2010 Fund	50,072	3,503
Strategic Advisers Multi-Manager 2015 Fund	204,401	2,721
Strategic Advisers Multi-Manager 2020 Fund	573,785	15,739
Strategic Advisers Multi-Manager 2025 Fund	183,044	8,991
Strategic Advisers Multi-Manager 2030 Fund	51,976	3,937
Strategic Advisers Multi-Manager 2035 Fund	142,739	10,494
Strategic Advisers Multi-Manager 2040 Fund	125,500	70,647
Strategic Advisers Multi-Manager 2045 Fund	60,636	17,354
Strategic Advisers Multi-Manager 2050 Fund	212,433	3,046
Strategic Advisers Multi-Manager 2055 Fund	31,891	3,298

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Strategic Advisers Multi-Manager Income Fund	.07%
Strategic Advisers Multi-Manager 2005 Fund	.06%
Strategic Advisers Multi-Manager 2010 Fund	.06%
Strategic Advisers Multi-Manager 2015 Fund	.11%
Strategic Advisers Multi-Manager 2020 Fund	.10%
Strategic Advisers Multi-Manager 2025 Fund	.11%
Strategic Advisers Multi-Manager 2030 Fund	.13%
Strategic Advisers Multi-Manager 2035 Fund	.15%
Strategic Advisers Multi-Manager 2040 Fund	.18%
Strategic Advisers Multi-Manager 2045 Fund	.21%
Strategic Advisers Multi-Manager 2050 Fund	.18%
Strategic Advisers Multi-Manager 2055 Fund	.19%

5. Expense Reductions.

Strategic Advisers contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2015. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Strategic Advisers Multi-Manager 2015 Fund	.10%	$ 6
Strategic Advisers Multi-Manager 2020 Fund	.10%	6
Strategic Advisers Multi-Manager 2025 Fund	.10%	10
Strategic Advisers Multi-Manager 2030 Fund	.10%	20
Strategic Advisers Multi-Manager 2035 Fund	.10%	47
Strategic Advisers Multi-Manager 2040 Fund	.10%	57
Strategic Advisers Multi-Manager 2045 Fund	.10%	69
Strategic Advisers Multi-Manager 2050 Fund	.10%	80
Strategic Advisers Multi-Manager 2055 Fund	.10%	56

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Strategic Advisers Multi-Manager Income Fund	70%
Strategic Advisers Multi-Manager 2005 Fund	100%
Strategic Advisers Multi-Manager 2010 Fund	70%
Strategic Advisers Multi-Manager 2015 Fund	34%
Strategic Advisers Multi-Manager 2020 Fund	16%
Strategic Advisers Multi-Manager 2025 Fund	38%
Strategic Advisers Multi-Manager 2030 Fund	70%
Strategic Advisers Multi-Manager 2035 Fund	50%
Strategic Advisers Multi-Manager 2040 Fund	68%
Strategic Advisers Multi-Manager 2045 Fund	73%
Strategic Advisers Multi-Manager 2050 Fund	35%
Strategic Advisers Multi-Manager 2055 Fund	81%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OLF-USAN-1113
1.954276.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Boylston Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Boylston Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 25, 2013